CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Consolidated net loss	$ (6,602)	$ (13,991)	$ (43,355)	$ (4,023)
Adjustments to reconcile consolidated net loss to net cash used in operating activities:
Depreciation and amortization of intangibles	2,974	3,134	12,205	12,648
Interest expense added to Plant Owners' debt	2,276		3,542
Inventory valuation			816	47
Gain on extinguishment of debt	(817)
Warrant fair value adjustments	(94)	33	(1,954)	(7,559)
Amortization of debt discount	225
Amortization of deferred financing fees	108	164	736	651
Non-cash compensation	630	296	806	2,278
Loss (gain) on derivatives	5	(135)	(999)	(96)
Bad debt expense	208	2	(6)	(218)
Interest on convertible debt paid with stock				3,076
Changes in operating assets and liabilities:
Accounts receivable	(6,326)	(984)	2,095	(2,067)
Inventories	(1,300)	1,696	(929)	1,128
Prepaid expenses and other assets	53	1,393	2,251	(933)
Prepaid inventory	(4,222)	2,040	3,817	(6,524)
Accounts payable and accrued expenses	6,428	3,600	129	(2,358)
Net cash used in operating activities	(6,454)	(2,752)	(20,846)	(3,950)
Investing Activities:
Additions to property and equipment	(309)	(896)	(2,273)	(2,365)
Purchases of New PE Holdco ownership interests	(1,639)		(10,000)	(9,117)
Net cash used in investing activities	(1,948)	(896)	(12,273)	(11,482)
Financing Activities:
Net proceeds from sales of common stock and warrants			20,924	7,364
Proceeds from Senior Notes	22,192
Proceeds from Series A Convertible Notes	6,000
Proceeds from exercise of warrants	2,064
Proceeds from Plant Owners' borrowings	4,000	6,000	24,022	3,000
Principal Payments on Plant Owners' borrowings	(3,500)
Principal Payments on Senior Notes	(1,880)		(10,000)	(1,212)
Net proceeds from (payments on) Kinergy's line of credit	847	(5,970)	(721)	6,958
Parent purchases of Plant Owners' debt	(23,357)
Debt issuance costs	(1,044)		(1,166)
Preferred stock dividends paid	(312)	(315)	(1,268)
Principal payments paid on related party borrowings				(500)
Net cash provided by (used in) financing activities	5,010	(285)	31,791	15,610
Net increase (decrease) in cash and cash equivalents	(3,392)	(3,933)	(1,328)	178
Cash and cash equivalents at beginning of period	7,586	8,914	8,914	8,736
Cash and cash equivalents at end of period	4,194	4,981	7,586	8,914
Supplemental Information:
Interest paid	737	2,789	8,828	11,669
Noncash financing and investing activities:
Reclass of noncontrolling interest in VIE to APIC upon acquisitions of ownership interests in New PE Holdco	8,161
Discount on senior and convertible debt	4,940
Reclass of warrant liability to equity upon warrant exercises	260	112		1,157
Preferred stock dividends paid in common stock	732		1,464
Notes issued for purchase of 33% ownership in New PEHC			10,000
Preferred stock dividends accrued				1,265
Debt extinguished with issuance of common stock				$ 33,788